INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefit)

	For the years ended December 31,
	2024	2023	2022
Current income tax expense	$—	$(1)	$(74)
Deferred income tax benefit	931	229	—
Total income tax benefit (expense)	$931	$228	$(74)

Schedule of reconciliations of statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2024	2023	2022
Net loss before provision for income taxes	$41,911	$53,782	$84,545
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	10,477	13,446	21,136
Fair value change on warrants	53	(52)	(79)
Non-deductible loss and SBC expenses not deductible for tax purposes	(2,818)	(3,075)	(13,783)
Effect of income tax rate differences in jurisdictions other than the PRC	(6,378)	(1,636)	(1,721)
NOL not applicable for carryforward	4	—	(288)
Change in valuation allowance	(407)	(8,455)	(5,339)
Income tax benefit (expense)	$931	$228	$(74)
Effective tax rates	2.22%	0.42%	(0.00)%

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2024	2023
Deferred tax assets:
Write-down of prepaid expenses and other current assets	$8,028	$8,157
Net operating loss carry forwards	1,251	1,023
Sub-total	9,279	9,180
Deferred tax liabilities:
Intangible assets acquired in business combination	(2,333)	(3,263)

Less: valuation allowance	(9,279)	(9,180)
Deferred tax liabilities, net	$(2,333)	$(3,263)

Summary of movements of the valuation allowance

	For the years ended December 31,
	2024	2023	2022
Balance at the beginning of the year	$9,180	$1,061	$25,240
Current year addition	407	8,455	5,267
Current year reversal	—	—	(7,039)
Reduction due to usage of NOL	—	—	(42)
Reduction due to statute expiration	—	—	(288)
Decrease in disposal of subsidiaries	(239)	—	(22,077)
Exchange rate effect	(69)	(336)	—
Balance at the end of the year	$9,279	$9,180	$1,061